CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 10, 2018 USD ($) shares	Dec. 10, 2018 USD ($) shares	Dec. 10, 2018 PHP (₱) shares	Oct. 31, 2018 $ / shares shares	Oct. 31, 2018 ₱ / shares shares	May 15, 2017 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 PHP (₱) ₱ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 10, 2018 PHP (₱)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares						165,303,543
Stock issued during period, Value | $										$ 1,163,186
Studio City [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from an initial public offering of Studio City International | $							$ 0		$ 31,845	$ 0
Studio City [Member] | Class A Ordinary Shares [Member] | IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									115,000,000
Studio City [Member] | Class A Ordinary Shares [Member] | Private Placement [Member] | Melco International [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									800,376
Studio City [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									17,250,000
Studio City [Member] | American Depositary Share (ADS) [Member] | IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									28,750,000
Studio City [Member] | American Depositary Share (ADS) [Member] | Over-Allotment Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									4,312,500
MRP Share Incentive Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share options exercised										1,040,485
Increase in additional paid in capital resulting from exercise of share options | $										$ 96
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of restricted shares, Vested									20,506,393	2,826,644
Decrease in additional paid in capital resulting from vesting of restricted shares | $									$ 573	$ 67
Melco Resorts and Entertainment (Philippines).[Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase in additional paid in capital resulting from exercise of share options | $							0		0	96
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer | $							0		140,999	0
Total transfer from (to) noncontrolling interests of Melco Resorts & Entertainment Limited | $							(30)		(141,572)	29
Decrease in additional paid-in capital resulting from issuance of common shares of MRP to the independent directors | $							$ 30		0	0
Melco Resorts and Entertainment (Philippines).[Member] | Tender Offer and purchases from the open market [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer | $									140,999
Melco Resorts and Entertainment (Philippines).[Member] | Purchases from the open market [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock purchased, shares		107,475,300	107,475,300
Common stock purchased, value		$ 14,779	₱ 779,196,000
Melco Resorts and Entertainment (Philippines).[Member] | Tender Offer [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Outstanding number of common shares to be acquired				1,569,786,768	1,569,786,768
Price per share | (per share)				$ 0.14	₱ 7.25
Outstanding number of common shares acquired, price	$ 184,055	$ 184,055									₱ 9,703,963,000
Number of common shares tendered	1,338,477,668
Melco Resorts and Entertainment (Philippines).[Member] | Shares issued to Independent Directors [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares							1,493,900	1,493,900
Price per share | ₱ / shares								₱ 1
Stock issued during period, Value							$ 30	₱ 1,494,000
Decrease in additional paid-in capital resulting from issuance of common shares of MRP to the independent directors | $							30
Melco Resorts and Entertainment (Philippines).[Member] | Restricted shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid in capital resulting from vesting of restricted shares | $							$ 0		$ 573	$ 67